Stock Based Compensation - Stock Options Activity (Details)	12 Months Ended
Dec. 31, 2022 $ / shares shares
Weighted-Average Exercise Price
Outstanding, beginning balance (in dollars per share) | $ / shares	$ 135
Option granted (in dollars per share) | $ / shares	125
Options forfeited/canceled/expired (in dollars per share) | $ / shares	125
Outstanding, ending balance (in dollars per share) | $ / shares	128
Vested and exercisable (in dollars per share) | $ / shares	$ 135
Number of Shares under Option
Outstanding, beginning balance (in shares) | shares	1,549,732
Options granted (in shares) | shares	5,044,353
Options forfeited/cancelled/expired (in shares) | shares	(319,560)
Outstanding, ending balance (in shares) | shares	6,274,525
Vested and exercisable (in shares) | shares	1,549,732